Allowance for Credit Losses (By Loan Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	$ 125,972	$ 110,374	$ 109,059
Losses charged to allowance	(10,184)	(9,479)	(9,024)
Recoveries credited to allowance	6,705	3,426	2,384
Net losses charged to allowance	(3,479)	(6,053)	(6,640)
Provision (credit) charged to operations	34,576	21,651	7,955
Balance at the end of the period	157,069	125,972	110,374
Commercial, financial and agricultural | Domestic | Commercial.
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	26,728	23,178	21,908
Losses charged to allowance	(9,664)	(9,050)	(8,083)
Recoveries credited to allowance	5,433	2,894	1,943
Net losses charged to allowance	(4,231)	(6,156)	(6,140)
Provision (credit) charged to operations	13,053	9,706	7,410
Balance at the end of the period	35,550	26,728	23,178
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	36,474	35,654	30,000
Losses charged to allowance		(16)	(364)
Recoveries credited to allowance	143	27	171
Net losses charged to allowance	143	11	(193)
Provision (credit) charged to operations	6,086	809	5,847
Balance at the end of the period	42,703	36,474	35,654
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	3,794	3,291	5,051
Provision (credit) charged to operations	1,294	503	(1,760)
Balance at the end of the period	5,088	3,794	3,291
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	44,684	35,390	37,612
Losses charged to allowance		(2)	(2)
Recoveries credited to allowance	837	123
Net losses charged to allowance	837	121	(2)
Provision (credit) charged to operations	9,770	9,173	(2,220)
Balance at the end of the period	55,291	44,684	35,390
Real estate - mortgage | Domestic | Residential: first lien
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	4,759	4,073	3,874
Losses charged to allowance	(43)	(160)	(373)
Recoveries credited to allowance	16	240	60
Net losses charged to allowance	(27)	80	(313)
Provision (credit) charged to operations	1,080	606	512
Balance at the end of the period	5,812	4,759	4,073
Real estate - mortgage | Domestic | Residential Junior Lien
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	8,284	7,754	9,570
Losses charged to allowance	(298)	(28)	(25)
Recoveries credited to allowance	260	104	164
Net losses charged to allowance	(38)	76	139
Provision (credit) charged to operations	2,778	454	(1,955)
Balance at the end of the period	11,024	8,284	7,754
Consumer | Domestic
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	281	272	291
Losses charged to allowance	(179)	(223)	(176)
Recoveries credited to allowance	16	38	46
Net losses charged to allowance	(163)	(185)	(130)
Provision (credit) charged to operations	200	194	111
Balance at the end of the period	318	281	272
Foreign. | Foreign
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the period	968	762	753
Losses charged to allowance			(1)
Net losses charged to allowance			(1)
Provision (credit) charged to operations	315	206	10
Balance at the end of the period	$ 1,283	$ 968	$ 762